Financial Risk Management - Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned (Parenthetical) (Details) - USD ($)	Mar. 31, 2022	Jun. 30, 2021
Disclosure of Financial Risk Management [Line Items]
Principal amount of loans	$ 94,169,000	$ 94,245,000
Hercules Capital, Inc. | Tranche One
Disclosure of Financial Risk Management [Line Items]
Principal amount of loans	$ 0	$ 50,000,000.0